Segment Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Disclosures [Abstract]
Segment Disclosures

13. Segment Disclosures

We have two reportable segments, Engineering Services and Medical Devices. Engineering Services generates revenue principally from collaborative research and development service arrangements, technology license agreements, and government grants where we use our robotics domain knowledge in bionic exoskeletons to bid on and procure contracts and grants from entities such as the United States Special Operations Command, the Defense Advanced Research Projects Agency and the National Science Foundation. The Medical Devices segment designs, engineers, and manufactures exoskeletons for applications in the medical markets.

We evaluate performance and allocate resources based on segment gross profit margin. The reportable segments are each managed separately because they serve distinct markets, and one segment provides a service and the other manufactures and distributes a unique product. We do not consider net assets as a segment measure and, accordingly, assets are not allocated.

Segment reporting information is as follows:

	Engineering	Medical
	Services	Devices	Total
Three months ended March 31, 2014
Revenue	$534,958	$526,753	$1,061,711
Cost of revenue	252,103	330,125	582,228
Gross profit	$282,855	$196,628	$479,483

Three months ended March 31, 2013
Revenue	$363,330	$332,919	$696,249
Cost of revenue	347,214	232,563	579,777
Gross profit	$16,116	$100,356	$116,472

Geographic information for revenue based on location of customer is as follows:

	For the three months ended March 31,
	2014	2013

North America	$889,785	$623,485
Europe, Middle East, Asia	171,926	72,764
	$1,061,711	$696,249

17. Segment Disclosures

The Company has two reportable segments, Engineering Services and Medical. Engineering Services generates revenue principally from collaborative research and development service arrangements, technology license agreements, and government grants where it used its robotics domain knowledge in bionic exoskeletons to bid on and procure contracts and grants from entities such as such as the National Science Foundation and the Defense Advanced Research Projects Agency. The Medical segment designs, engineers, and manufactures exoskeletons for applications in the medical and military markets.

The Company evaluates performance and allocates resources based on segment gross profit margin. The reportable segments are each managed separately because they serve distinct markets, and one segment provides a service and the other manufactures and distributes a unique product. The Company does not consider net assets as a segment measure and, accordingly, assets are not allocated.

Segment reporting information is as follows:

	Engineering	Medical
	Services	Devices	Total

Year ended December 31, 2013
Revenue	$1,690,235	$1,611,709	$3,301,944
Cost of revenue	1,253,942	1,460,692	2,714,634
Gross profit	$436,293	$151,017	$587,310

Year ended December 31, 2012
Revenue	$2,140,355	$566,222	$2,706,577
Cost of revenue	1,782,848	553,429	2,336,277
Gross profit	$357,507	$12,793	$370,300

Geographic information based on location of customer is as follows:

	For the years ended December 31,
	2013	2012

United States	$2,810,973	$2,652,265
Europe	418,876	54,312
Other	72,095	-
	$3,301,944	$2,706,577

Major customers based on revenue are as follows:

	For the years ended December 31,
	2013	2012
Lockheed Martin (Astrolink)	$337,796	$568,002
National Science Foundation	780,579	874,492
U.S. Federal Government	150,000	416,422
Defense Advanced Research Projects Agency	411,360	$281,440